SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Earnings Per Share, Basic and Diluted (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net Loss attributable to common shareholders (in Dollars)			$ (1,059,995)	$ (1,375,324)	$ (2,059,305)	$ (2,119,706)
Weighted-average common shares Outstanding (Basic)	172,223,752	112,522,912	159,851,777	108,542,908	114,375,322	99,799,411
Weighted-average common stock Equivalents			70,429,281	50,679,673	56,852,098	47,532,822
Deduction of stock Equivalents not included due to net loss			(70,429,281)	(50,679,673)	(56,852,098)	(47,532,822)
Weighted-average common shares Outstanding (Diluted)	172,223,752	112,522,912	159,851,777	108,542,908	114,375,322	99,799,411
Basic and Diluted Net Gain (Loss) per Share (in Dollars per share)			$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)